Accrued Expenses Payable - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 Aircraft	Dec. 31, 2020 USD ($)
Statement [Line Items]
Provision For Aircraft Returned | $		$ 6.2
Accrual expense settlement period	12 months
B-737-700 [Member]
Statement [Line Items]
Number Of Leased Aircraft Returned | Aircraft	2